Summary of Principal Accounting Policies - Financial results of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	$ 465,183,566	$ 630,616,635	$ 413,319,174	$ 210,841,368
Accounts receivable, net of allowance for doubtful accounts	462,310,290	415,150,008
Customer deposits	134,134,331	92,796,714
Other current assets	66,587,437	39,339,526
Amounts due from related parties	1,551,873	6,094,260
Total current assets	1,251,132,357	1,376,028,730
TOTAL ASSETS	1,784,502,205	1,776,923,241
Accounts payable	6,699,191	8,260,681
Accrued payroll and welfare expenses	140,178,362	116,577,317
Income tax payable	155,085,748	117,593,159
Other tax payable	55,691,217	49,390,175
Amounts due to related parties	9,934,688	7,356,186
Advance from customers and deferred revenue	20,821,723	19,013,041
Other current liabilities	58,645,555	85,836,572
Total current liabilities	618,382,990	455,144,506
Deferred tax liabilities, non-current	26,301,048	28,203,218
Total liabilities	717,940,109	616,757,621
Financial statement amounts included in the consolidated financial statements
Total revenues	1,023,656,993	904,498,793	731,078,833
Cost of revenues	(329,761,444)	(306,133,210)	(274,035,806)
Net income (loss)	(55,299,871)	52,337,158	51,086,289
Net cash provided by operating activities	(143,151,603)	23,982,431	113,892,140
Net cash used in investing activities	(47,514,516)	(112,759,658)	(53,093,289)
Net cash used in financing activities	42,300,763	307,159,706	135,756,603
Consolidated VIE's assets that are collateral for the VIEs' obligations	0
Group's VIEs
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	60,302,483	99,718,317
Accounts receivable, net of allowance for doubtful accounts	111,677,836	118,223,577
Customer deposits	38,710,027
Other current assets	42,635,169	34,132,543
Amounts due from related parties	8,905	424,864
Total current assets	253,334,420	252,499,301
Total non-current assets	59,205,937	55,033,244
TOTAL ASSETS	312,540,357	307,532,545
Accounts payable	335,005	600,735
Accrued payroll and welfare expenses	36,833,196	44,321,824
Income tax payable	27,608,773	28,337,431
Other tax payable	17,268,065	16,032,365
Amounts due to related parties	8,478,440	4,175,247
Advance from customers and deferred revenue	5,923,346	5,073,492
Other current liabilities	17,242,436	36,291,161
Total current liabilities	113,689,261	134,832,255
Deferred tax liabilities, non-current	1,833,357	469,579
Total liabilities	115,522,618	135,301,834
Financial statement amounts included in the consolidated financial statements
Total revenues	559,922,254	492,253,803	321,004,846
Cost of revenues	(49,513,878)	(43,760,890)	(59,920,429)
Net income (loss)	(15,147,531)	(8,699,386)	1,503,897
Net cash provided by operating activities	41,372,262	55,495,458	72,877,862
Net cash used in investing activities	(28,900,960)	(17,245,460)	(18,042,241)
Net cash used in financing activities	$ (47,165,461)	$ (17,043,942)	$ (40,248,296)